Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions
E.3	Related party transactions
The Group’s related party transactions are predominantly with associates of the Group. During the period, the transactions with related parties include purchases of goods/services of $42,162 thousand (2023: $71,407 thousand), sale of goods/services of $5,720 thousand (2023: $27,142 thousand) and dividend income of $14,776 thousand (2023: $15,296 thousand). As at
31
December 2024
, the total amounts owing to related parties is $2,015 thousand (2023: $1,559 thousand) and amounts owing from related parties is $92 thousand (2023: $1,960 thousand). All transactions to/from related parties are made at arm’s length (normal market rates and on normal commercial terms).
There were no transactions with directors during the year, other than directors’ fees.
Key management personnel compensation is disclosed in Note E.2(b).